Vessels, net/ Advances for vessel acquisitions, Advances for Vessel Acquisitions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Vessels, net/ Advances for Vessel Acquisitions [Abstract]
Opening Balance	$ 2,368,165	$ 0
Advances for vessel acquisitions and other vessel pre-delivery costs		52,055,615
Transfer to Vessels, net	(2,368,165)	(49,687,450)
Closing Balance	$ 0	$ 2,368,165